UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (103.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.7%)

Government National Mortgage Association Pass-Through Certificates
5s, July 20, 2041			$4,255,814	$4,737,253
5s, TBA, February 1, 2046			3,000,000	3,258,281
4.687s, June 20, 2045			406,163	458,258
4.674s, April 20, 2065			7,422,080	8,366,411
4.667s, May 20, 2045			5,613,192	6,325,590
4.654s, June 20, 2045			3,939,694	4,444,593
4.634s, June 20, 2045			6,381,235	7,187,495
4.554s, May 20, 2045			1,942,657	2,184,238
4.542s, August 20, 2065			78,120	87,667
4.524s, June 20, 2065			919,309	1,029,185
4.516s, June 20, 2045			859,431	961,964
4.511s, May 20, 2065			1,085,537	1,212,488
4 1/2s, with due dates from September 20, 2045 to October 20, 2045			3,129,813	3,428,601
4 1/2s, TBA, February 1, 2046			4,000,000	4,310,938
4.491s, September 20, 2065			6,688,864	7,496,025
4.484s, November 20, 2065			4,659,005	5,239,089
4.468s, May 20, 2065			1,745,694	1,945,655
4.413s, June 20, 2065			428,332	477,551
4s, with due dates from September 20, 2040 to September 15, 2045			16,178,047	17,438,602
4s, TBA, February 1, 2046			3,000,000	3,206,484
3 1/2s, with due dates from April 20, 2045 to August 20, 2045			37,326,738	39,441,266
3 1/2s, TBA, February 1, 2046			27,000,000	28,476,563
3s, with due dates from March 20, 2043 to July 20, 2045			1,859,477	1,923,373
3s, TBA, February 1, 2046			41,000,000	42,268,438

				195,906,008
U.S. Government Agency Mortgage Obligations (94.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5s, March 1, 2041			901,232	997,656
4s, with due dates from August 1, 2044 to May 1, 2045			6,190,901	6,647,213
3 1/2s, with due dates from April 1, 2042 to December 1, 2045			7,995,285	8,402,138
3s, with due dates from March 1, 2043 to July 1, 2043			10,157,262	10,372,719

Federal National Mortgage Association Pass-Through Certificates
6s, with due dates from February 1, 2036 to May 1, 2041			7,140,625	8,156,187
6s, TBA, February 1, 2046			2,000,000	2,263,750
5 1/2s, with due dates from January 1, 2033 to February 1, 2035			1,152,520	1,297,954
5s, with due dates from March 1, 2040 to January 1, 2044			3,575,751	3,964,707
4 1/2s, with due dates from February 1, 2041 to October 1, 2045			40,728,587	44,402,507
4 1/2s, with due dates from April 21, 2041(FWC)			4,532,303	4,994,739
4 1/2s, TBA, February 1, 2046			20,000,000	21,740,624
4s, with due dates from January 1, 2041 to November 1, 2045			86,058,042	92,699,193
4s, with due dates from January 1, 2041(FWC)			19,429,287	20,936,574
3 1/2s, with due dates from May 1, 2042 to January 1, 2046			11,058,614	11,612,507
3 1/2s, TBA, March 1, 2046			245,000,000	255,871,875
3 1/2s, TBA, February 1, 2046			310,000,000	324,658,411
3 1/2s, TBA, February 1, 2031			1,000,000	1,056,719
3s, with due dates from February 1, 2043 to July 1, 2043			6,933,899	7,093,891
3s, TBA, March 1, 2046			513,000,000	522,358,249
3s, TBA, February 1, 2046			759,000,000	774,595,097

				2,124,122,710

Total U.S. government and agency mortgage obligations (cost $2,296,510,707)				$2,320,028,718

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)			$429,000	$442,185

Total U.S. treasury obligations (cost $428,817)				$442,185

MORTGAGE-BACKED SECURITIES (43.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (16.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.081s, 2037			$1,067,318	$1,753,024
IFB Ser. 2976, Class LC, 22.86s, 2035			142,478	225,664
IFB Ser. 2979, Class AS, 22.713s, 2034			21,683	24,038
IFB Ser. 3072, Class SB, 22.09s, 2035			445,019	701,807
IFB Ser. 3249, Class PS, 20.871s, 2036			332,694	505,672
IFB Ser. 3065, Class DC, 18.584s, 2035			694,715	1,020,146
IFB Ser. 2990, Class LB, 15.858s, 2034			652,761	843,350
IFB Ser. 3852, Class NT, 5.575s, 2041			2,317,143	2,380,350
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class M3, 4.577s, 2025			10,729,000	10,357,748
Ser. 4132, Class IP, IO, 4 1/2s, 2042			9,819,562	1,470,833
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,728,434	586,110
Ser. 4018, Class DI, IO, 4 1/2s, 2041			4,438,721	618,532
Ser. 3707, Class PI, IO, 4 1/2s, 2025			2,253,140	199,928
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M3, 4.227s, 2025(F)			3,985,000	3,854,794
Ser. 4546, Class TI, 4s, 2045			19,731,500	3,095,872
Ser. 4500, Class GI, IO, 4s, 2045			19,687,431	2,716,275
Ser. 4121, Class MI, IO, 4s, 2042			21,793,129	4,731,288
Ser. 4116, Class MI, IO, 4s, 2042			9,588,416	1,653,580
Ser. 4013, Class AI, IO, 4s, 2039			16,867,277	1,834,676
Ser. 4165, Class AI, IO, 3 1/2s, 2043			15,379,746	2,444,303
Ser. 4122, Class AI, IO, 3 1/2s, 2042			8,057,248	1,066,361
Ser. 4182, Class GI, IO, 3s, 2043			25,560,371	2,610,220
Ser. 4141, Class PI, IO, 3s, 2042			8,810,236	1,044,189
Ser. 4158, Class TI, IO, 3s, 2042			22,262,792	2,640,144
Ser. 4165, Class TI, IO, 3s, 2042			25,802,560	2,817,640
Ser. 4176, Class DI, IO, 3s, 2042			25,235,798	2,860,478
Ser. 4171, Class NI, IO, 3s, 2042			13,882,083	1,469,418
Ser. 4183, Class MI, IO, 3s, 2042			8,179,297	894,815
Ser. 4201, Class JI, IO, 3s, 2041			25,866,080	2,502,137
Ser. 4206, Class IP, IO, 3s, 2041			10,407,217	1,124,869
Ser. 4215, Class EI, IO, 3s, 2032			29,259,027	3,312,590
Ser. 4004, IO, 3s, 2026			16,398,612	1,146,296
Ser. 4039, Class PI, IO, 2 1/2s, 2027			29,694,816	2,424,962
FRB Ser. T-56, Class A, IO, 0.524s, 2043(F)			9,409,937	157,597
Ser. 315, PO, zero %, 2043			18,171,265	14,583,854
Ser. 3835, Class FO, PO, zero %, 2041			8,369,456	7,337,703
Ser. 3369, Class BO, PO, zero %, 2037			15,966	13,855
Ser. 3391, PO, zero %, 2037			165,401	144,797
Ser. 3300, PO, zero %, 2037			265,456	235,232
Ser. 3206, Class EO, PO, zero %, 2036			12,566	11,374
Ser. 3175, Class MO, PO, zero %, 2036			45,572	39,900
Ser. 3210, PO, zero %, 2036			44,867	41,257
Ser. 3326, Class WF, zero %, 2035			13,699	11,129
FRB Ser. T-56, Class 2, IO, zero %, 2043(F)			4,115,240	—
FRB Ser. 3117, Class AF, zero %, 2036			14,260	11,218
FRB Ser. 3036, Class AS, zero %, 2035			2,633	2,602

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.341s, 2036			558,814	1,096,738
IFB Ser. 06-8, Class HP, 23.003s, 2036			520,982	879,647
IFB Ser. 05-122, Class SE, 21.607s, 2035			953,075	1,421,436
IFB Ser. 05-75, Class GS, 18.971s, 2035			286,382	406,373
IFB Ser. 05-106, Class JC, 18.802s, 2035			619,297	940,960
IFB Ser. 05-83, Class QP, 16.285s, 2034			112,803	150,079
IFB Ser. 11-4, Class CS, 12.047s, 2040			1,141,962	1,411,314
IFB Ser. 13-103, Class SK, IO, 5.494s, 2043			8,634,201	2,353,465
IFB Ser. 13-101, Class SE, IO, 5.474s, 2043			10,482,054	2,723,734
Ser. 15-4, IO, 4 1/2s, 2045			18,620,003	3,604,460
Ser. 421, Class C6, IO, 4s, 2045			13,740,401	2,323,832
Ser. 15-3, Class BI, IO, 4s, 2044			20,928,226	2,197,464
Ser. 418, Class C24, IO, 4s, 2043			6,452,171	1,234,885
Ser. 12-124, Class UI, IO, 4s, 2042			18,729,648	3,270,197
Ser. 12-118, Class PI, IO, 4s, 2042			20,106,245	3,493,613
Ser. 12-40, Class MI, IO, 4s, 2041			9,615,675	1,492,824
Ser. 12-62, Class EI, IO, 4s, 2041			13,269,136	1,852,040
Ser. 12-22, Class CI, IO, 4s, 2041			11,502,170	1,650,235
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			24,497,713	2,959,363
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			8,145,446	1,097,881
Ser. 12-118, Class IC, IO, 3 1/2s, 2042			19,269,480	3,341,447
Ser. 14-10, IO, 3 1/2s, 2042			12,071,244	1,457,181
Ser. 12-128, Class QI, IO, 3 1/2s, 2042			15,261,860	1,816,206
Ser. 12-101, Class PI, IO, 3 1/2s, 2040			22,641,024	2,490,309
Ser. 14-20, Class IA, IO, 3 1/2s, 2039			17,193,555	1,932,556
Ser. 15-41, Class IA, IO, 3 1/2s, 2035			17,972,674	2,705,028
Ser. 13-55, Class IK, IO, 3s, 2043			7,308,201	846,290
Ser. 12-151, Class PI, IO, 3s, 2043			10,120,119	1,209,354
Ser. 12-144, Class KI, IO, 3s, 2042			17,068,206	1,938,948
Ser. 13-35, Class IP, IO, 3s, 2042			7,766,431	772,396
Ser. 13-55, Class PI, IO, 3s, 2042			13,056,667	1,216,620
Ser. 13-35, Class PI, IO, 3s, 2042			22,797,820	2,042,685
Ser. 13-67, Class IP, IO, 3s, 2042			16,174,059	1,530,066
Ser. 13-30, Class IP, IO, 3s, 2041			6,623,195	562,707
Ser. 13-23, Class LI, IO, 3s, 2041			8,168,110	699,190
Ser. 13-7, Class EI, IO, 3s, 2040			17,895,507	2,486,350
Ser. 14-59, Class AI, IO, 3s, 2040			17,812,201	1,914,116
Ser. 14-28, Class AI, IO, 3s, 2040			21,532,761	2,370,286
Ser. 13-69, IO, 3s, 2031			33,396,485	3,658,077
FRB Ser. 03-W10, Class 1, IO, 0.753s, 2043(F)			6,189,575	101,891
FRB Ser. 01-50, Class B1, IO, 0.398s, 2041			572,652	6,800
FRB Ser. 02-W6, Class 1A, IO, 0.122s, 2042			761,284	1,666
FRB Ser. 05-W4, Class 1A, IO, 0.077s, 2045			162,370	101
Ser. 03-34, Class P1, PO, zero %, 2043			176,988	148,042
Ser. 07-64, Class LO, PO, zero %, 2037			63,069	59,524
Ser. 07-14, Class KO, PO, zero %, 2037			200,122	174,172
Ser. 06-125, Class OX, PO, zero %, 2037			18,548	16,154
Ser. 06-84, Class OT, PO, zero %, 2036			20,509	17,838
Ser. 06-46, Class OC, PO, zero %, 2036			18,476	16,046

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			22,134,517	4,288,563
IFB Ser. 13-129, Class SN, IO, 5.724s, 2043			3,986,422	681,120
Ser. 14-25, Class QI, IO, 5s, 2044			9,580,527	1,651,874
Ser. 13-3, Class IT, IO, 5s, 2043			5,234,625	984,863
Ser. 11-116, Class IB, IO, 5s, 2040			2,399,680	96,339
Ser. 13-16, Class IB, IO, 5s, 2040			8,861,309	384,108
Ser. 10-35, Class UI, IO, 5s, 2040(F)			6,007,361	1,117,619
Ser. 10-9, Class UI, IO, 5s, 2040			31,873,717	5,987,988
Ser. 09-121, Class UI, IO, 5s, 2039			12,588,829	2,361,413
Ser. 14-3, Class IP, IO, 4 1/2s, 2043			8,543,054	1,438,650
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			8,444,321	1,369,584
Ser. 13-20, Class QI, IO, 4 1/2s, 2042			17,912,662	3,377,834
Ser. 12-129, IO, 4 1/2s, 2042			5,904,003	1,224,608
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			5,489,965	923,044
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			5,567,224	941,111
Ser. 11-116, Class IA, IO, 4 1/2s, 2039			5,500,484	467,101
Ser. 13-34, Class PI, IO, 4 1/2s, 2039			31,016,432	3,829,909
Ser. 14-71, Class BI, IO, 4 1/2s, 2029			16,746,866	2,147,618
Ser. 15-94, IO, 4s, 2045			986,818	224,888
Ser. 15-99, Class LI, IO, 4s, 2045			11,923,018	1,354,214
Ser. 15-53, Class MI, IO, 4s, 2045			23,722,658	5,324,242
Ser. 14-149, Class IP, IO, 4s, 2044			28,009,565	4,362,423
Ser. 14-2, Class IL, IO, 4s, 2044			9,649,112	1,592,586
Ser. 14-63, Class PI, IO, 4s, 2043			14,898,682	2,050,059
Ser. 15-52, Class IE, IO, 4s, 2043			17,146,135	3,128,537
Ser. 13-4, Class IC, IO, 4s, 2042			19,623,953	4,214,774
Ser. 12-56, Class IB, IO, 4s, 2042			10,974,336	1,761,010
Ser. 12-50, Class PI, IO, 4s, 2041			25,143,266	3,462,228
Ser. 14-4, Class IK, IO, 4s, 2039			9,140,483	917,204
Ser. 11-71, Class IK, IO, 4s, 2039			14,337,681	1,632,431
Ser. 14-162, Class DI, IO, 4s, 2038			22,641,908	2,156,977
Ser. 14-133, Class AI, IO, 4s, 2036			18,268,224	1,862,265
Ser. 13-53, Class IA, IO, 4s, 2026			15,490,451	1,867,928
Ser. 15-69, Class XI, IO, 3 1/2s, 2045			22,061,803	3,200,065
Ser. 15-77, Class DI, IO, 3 1/2s, 2045			18,556,543	2,347,774
Ser. 15-20, Class PI, IO, 3 1/2s, 2045			15,204,716	2,222,078
Ser. 15-24, Class CI, IO, 3 1/2s, 2045			9,565,278	1,937,935
Ser. 15-24, Class IA, IO, 3 1/2s, 2045			14,496,178	2,382,664
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			7,895,817	791,161
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			6,693,559	734,752
Ser. 12-145, IO, 3 1/2s, 2042			9,249,780	1,565,935
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			8,104,942	869,417
Ser. 12-136, IO, 3 1/2s, 2042			22,067,367	4,396,548
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			29,109,244	5,957,789
Ser. 12-71, Class AI, IO, 3 1/2s, 2042			12,838,339	943,249
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			8,752,004	1,217,045
Ser. 14-141, Class GI, IO, 3 1/2s, 2041			16,468,507	1,863,489
Ser. 15-36, Class GI, IO, 3 1/2s, 2041			14,563,829	1,845,383
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			7,966,369	967,117
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			13,376,373	1,675,310
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			23,405,654	2,883,179
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			5,921,753	511,065
Ser. 15-138, Class AI, IO, 3 1/2s, 2039			7,026,204	849,335
Ser. 15-26, Class AI, IO, 3 1/2s, 2039			46,663,298	5,887,555
Ser. 15-87, Class AI, IO, 3 1/2s, 2038			23,753,336	2,415,714
Ser. 15-24, Class IC, IO, 3 1/2s, 2037			15,074,190	2,083,630
Ser. 14-145, Class PI, IO, 3 1/2s, 2029			14,748,666	1,790,046
Ser. 14-100, Class JI, IO, 3 1/2s, 2029(F)			25,123,472	2,831,050
Ser. 13-8, Class BI, IO, 3s, 2042			18,204,097	2,090,662
Ser. 13-53, Class PI, IO, 3s, 2041			11,905,969	979,861
Ser. 14-141, Class CI, IO, 3s, 2040			12,004,101	1,224,887
Ser. 13-23, Class IK, IO, 3s, 2037			24,662,130	2,681,069
Ser. 14-46, Class KI, IO, 3s, 2036			7,412,142	694,117
Ser. 14-30, Class KI, IO, 3s, 2029			11,066,238	1,165,729
Ser. 14-5, Class LI, IO, 3s, 2029			11,674,624	1,189,352
Ser. 13-164, Class CI, IO, 3s, 2028			20,433,800	2,207,300
Ser. 14-44, Class IC, IO, 3s, 2028			19,249,585	1,825,515
Ser. 13-H08, IO, 2.926s, 2063			57,223,675	4,829,678
Ser. 15-H25, Class CI, IO, 2.237s, 2065			28,409,270	3,517,068
FRB Ser. 15-H16, Class XI, IO, 2.23s, 2065			28,997,308	3,787,048
Ser. 15-H26, Class DI, IO, 2.228s, 2065			23,720,774	2,936,632
Ser. 15-H15, Class JI, IO, 1.937s, 2065			21,950,503	2,647,231
Ser. 15-H12, Class AI, IO, 1.855s, 2065			33,841,444	3,659,106
Ser. 16-H02, Class HI, IO, 1.843s, 2066			54,529,000	5,289,313
Ser. 15-H20, Class AI, IO, 1.839s, 2065			34,033,175	3,801,506
Ser. 15-H10, Class CI, IO, 1.805s, 2065			34,516,189	3,764,422
Ser. 15-H12, Class GI, IO, 1.801s, 2065			46,585,652	5,035,909
Ser. 15-H09, Class BI, IO, 1.697s, 2065			41,362,643	4,136,264
Ser. 15-H12, Class EI, IO, 1.696s, 2065			35,865,709	3,518,426
Ser. 15-H01, Class CI, IO, 1.639s, 2064			33,012,379	2,627,785
Ser. 15-H17, Class CI, IO, 1.626s, 2065			33,223,263	2,574,803
Ser. 15-H25, Class AI, IO, 1.614s, 2065			31,098,825	2,876,641
Ser. 15-H14, Class BI, IO, 1.592s, 2065(F)			2,800,619	204,920
Ser. 15-H28, Class DI, IO, 1.545s, 2065			36,107,222	2,729,706
Ser. 10-H19, Class GI, IO, 1.404s, 2060			41,316,713	2,726,903
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040			15,722,313	101,859
Ser. 10-151, Class KO, PO, zero %, 2037			420,264	380,931
Ser. 06-36, Class OD, PO, zero %, 2036			28,810	24,978

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			45,586	4,957

				360,204,188
Commercial mortgage-backed securities (20.1%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			5,618,000	5,594,831
FRB Ser. 07-1, Class XW, IO, 0.504s, 2049			6,045,085	28,785

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497s, 2051			14,462,002	77,406

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-6, Class F, 5.582s, 2047(F)			2,700,000	2,700,898

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.552s, 2041			1,398,972	20,542
FRB Ser. 04-4, Class XC, IO, 0.256s, 2042			655,525	690
FRB Ser. 05-1, Class XW, IO, zero %, 2042			43,348,567	4,335

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.08s, 2050			5,418,000	5,274,450
FRB Ser. 06-PW12, Class AJ, 5.952s, 2038			1,224,000	1,224,018
FRB Ser. 06-PW11, Class AJ, 5.638s, 2039			2,295,000	2,290,697
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			4,347,000	4,129,650
Ser. 05-T18, Class D, 5.134s, 2042			1,852,020	1,831,425
FRB Ser. 04-PR3I, Class X1, IO, 0.416s, 2041			842,548	5,308

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.638s, 2039			9,423,000	9,423,000
FRB Ser. 06-PW14, Class X1, IO, 0.837s, 2038			14,089,390	196,688

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.715s, 2029			1,385,189	49,466

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.56s, 2049			28,901,000	173,117

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.76s, 2047			1,108,000	1,141,428
FRB Ser. 11-C2, Class E, 5.76s, 2047			1,650,000	1,670,693

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.653s, 2046			51,340,497	3,167,247
FRB Ser. 14-GC19, Class XA, IO, 1.469s, 2047			62,118,740	4,347,069

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC11, Class E, 4.604s, 2046			7,414,000	6,207,266
FRB Ser. 06-C5, Class XC, IO, 0.752s, 2049			101,235,120	492,003

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.957s, 2046			6,713,000	6,806,086

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.269s, 2045			37,534,518	3,440,778

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046			3,872,000	3,786,816
FRB Ser. 14-CR18, Class C, 4.896s, 2047			2,542,000	2,543,879
Ser. 13-CR11, Class AM, 4.715s, 2046			949,000	1,046,548
FRB Ser. 12-CR1, Class XA, IO, 2.257s, 2045			41,163,423	3,521,226
FRB Ser. 13-LC13, Class XA, IO, 1.567s, 2046			58,516,356	3,450,124
FRB Ser. 14-LC15, Class XA, IO, 1.557s, 2047			54,973,386	3,793,274
FRB Ser. 14-CR18, Class XA, IO, 1.442s, 2047			52,470,658	3,491,922
FRB Ser. 14-CR17, Class XA, IO, 1.349s, 2047			49,252,682	3,084,759
FRB Ser. 14-UBS6, Class XA, IO, 1.22s, 2047			57,713,904	3,562,563
FRB Ser. 14-LC17, Class XA, IO, 1.165s, 2047			40,098,764	2,036,667
FRB Ser. 13-CR13, Class XA, IO, 1.144s, 2023			77,920,741	3,743,312

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4 1/4s, 2044			1,918,000	1,678,181
FRB Ser. 14-UBS6, Class D, 4.115s, 2047			2,832,000	2,327,935
Ser. 13-LC13, Class E, 3.719s, 2046			2,278,000	1,686,551
Ser. 14-CR18, Class E, 3.6s, 2047			6,808,000	4,849,963
FRB Ser. 07-C9, Class AJFL, 1.114s, 2049			6,277,000	6,036,089
FRB Ser. 06-C8, Class XS, IO, 0.727s, 2046			45,307,013	140,223

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.269s, 2041			8,828,000	8,939,056
FRB Ser. 07-C2, Class AX, IO, 0.214s, 2049			78,066,365	93,680

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			573,390	620,695
FRB Ser. 03-C3, Class AX, IO, 2.188s, 2038			1,510,778	195

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			1,191,929	1,191,929

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033			533,015	632

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 3.176s, 2032			60,875	54,495

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.072s, 2045			4,679,731	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.64s, 2044			3,696,000	3,622,080

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.394s, 2049			98,579,083	279,422

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.707s, 2043			4,668,306	11,459

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.764s, 2046			81,134,250	6,664,367

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046			4,129,000	3,754,954
FRB Ser. 13-GC10, Class E, 4.557s, 2046			2,352,000	1,919,796

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.868s, 2046			66,309,914	5,117,702
FRB Ser. 14-GC18, Class XA, IO, 1.425s, 2047			39,594,340	2,553,954
FRB Ser. 14-GC22, Class XA, IO, 1.224s, 2047(F)			64,109,491	3,904,465
FRB Ser. 14-GC24, Class XA, IO, 1.014s, 2047(F)			60,585,949	3,116,389

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.818s, 2045			7,489,376	7,511,470
Ser. 11-GC3, Class E, 5s, 2044			1,692,000	1,579,203
FRB Ser. 13-GC12, Class D, 4.615s, 2046			8,396,000	7,558,667
FRB Ser. 06-GG6, Class XC, IO, 0.02s, 2038			10,209,225	5

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25, Class XA, IO, 1.156s, 2047			34,332,920	2,070,275

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046			3,849,000	3,330,925
FRB Ser. 14-C25, Class D, 4.097s, 2047			9,760,000	6,994,016
Ser. 14-C25, Class E, 3.332s, 2047			4,818,000	3,320,936

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 2.014s, 2047			57,783,426	4,367,849

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.567s, 2047			3,277,000	3,063,667

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			7,676,000	7,760,436
FRB Ser. 07-LD12, Class A3, 6.134s, 2051			488,813	488,368
FRB Ser. 06-LDP7, Class B, 6.106s, 2045			3,516,000	1,722,840
FRB Ser. 06-LDP6, Class B, 5.754s, 2043			2,858,000	2,837,332
Ser. 06-LDP8, Class D, 5.618s, 2045			6,280,000	6,136,138
Ser. 06-LDP8, Class B, 5.52s, 2045			1,720,000	1,714,169
Ser. 06-LDP8, Class AJ, 5.48s, 2045			8,512,000	8,510,638
Ser. 04-LN2, Class A2, 5.115s, 2041			74,475	74,536
FRB Ser. 04-CBX, Class B, 5.021s, 2037			1,143,000	1,141,514
FRB Ser. 13-LC11, Class D, 4.379s, 2046			2,965,000	2,590,817
FRB Ser. 13-LC11, Class XA, IO, 1.689s, 2046			51,075,490	3,660,580
FRB Ser. 13-C16, Class XA, IO, 1.502s, 2046			65,855,622	3,531,139
FRB Ser. 13-C10, Class XA, IO, 1.405s, 2047			87,520,914	5,090,917
FRB Ser. 06-LDP8, Class X, IO, 0.688s, 2045			36,824,045	77,154
FRB Ser. 07-LDPX, Class X, IO, 0.472s, 2049			49,367,639	260,844

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.423s, 2043			3,439,000	3,145,674
FRB Ser. 07-CB20, Class B, 6.384s, 2051			6,690,000	6,686,655
FRB Ser. 07-CB20, Class C, 6.384s, 2051			1,556,000	1,492,562
FRB Ser. 11-C3, Class E, 5.759s, 2046			1,416,000	1,413,734
FRB Ser. 11-C3, Class F, 5.759s, 2046			4,436,000	4,500,766
FRB Ser. 12-C6, Class E, 5.365s, 2045			1,674,000	1,578,415
FRB Ser. 12-C8, Class D, 4.814s, 2045			5,105,000	4,823,715
FRB Ser. 12-C8, Class E, 4.814s, 2045			4,139,000	3,757,384
FRB Ser. 13-C13, Class D, 4.189s, 2046			1,722,000	1,495,901
Ser. 11-C4, Class F, 3.873s, 2046			7,276,000	6,668,454
Ser. 13-C10, Class E, 3 1/2s, 2047			3,043,000	2,154,748
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			2,038,000	1,468,379
FRB Ser. 05-CB12, Class X1, IO, 0.479s, 2037			3,127,635	14,895
FRB Ser. 06-LDP6, Class X1, IO, 0.276s, 2043			17,928,355	884

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			419,471	421,392

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			282,839	292,537
Ser. 98-C4, Class H, 5.6s, 2035			415,850	425,189

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039			3,491,000	3,267,576
FRB Ser. 06-C6, Class B, 5.472s, 2039			5,115,000	5,101,019
Ser. 06-C7, Class A2, 5.3s, 2038			681,308	681,260
Ser. 06-C1, Class AJ, 5.276s, 2041			2,512,746	2,517,620
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040			5,698,983	32,556

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036			7,400,000	4,041,916
FRB Ser. 07-C2, Class XCL, IO, 0.739s, 2040			126,234,797	721,129
FRB Ser. 05-C5, Class XCL, IO, 0.499s, 2040			10,939,733	104,181
FRB Ser. 05-C7, Class XCL, IO, 0.448s, 2040			6,444,467	57,811
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			2,437,726	158

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.459s, 2048			3,057,000	2,610,923

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			2,733	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051			854,000	907,520
FRB Ser. 07-C1, Class A3, 6.032s, 2050			104,863	104,850
Ser. 06-C2, Class AJ, 5.802s, 2043(F)			2,711,000	2,686,171
FRB Ser. 05-CKI1, Class B, 5.686s, 2037			59,422	59,422

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.583s, 2039			1,521,573	2,275
FRB Ser. 05-MCP1, Class XC, IO, 0.039s, 2043			1,888,689	13

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9s, 2037			204,576	12,581
FRB Ser. 05-C3, Class X, IO, 7.148s, 2044			114,072	1,426
FRB Ser. 06-C4, Class X, IO, 6.34s, 2045			3,133,110	187,987

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			7,980,000	7,983,272
Ser. 06-4, Class AJ, 5.239s, 2049			6,025,000	5,877,990

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C12, Class XA, IO, 1.13s, 2046			63,513,964	2,638,713

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class E, 5.059s, 2047			4,378,000	3,804,482
Ser. 14-C17, Class D, 4.855s, 2047			3,128,000	2,623,450
FRB Ser. 13-C11, Class F, 4.561s, 2046			6,212,000	5,275,275
FRB Ser. 13-C10, Class E, 4.217s, 2046			3,622,000	2,985,325
Ser. 14-C17, Class E, 3 1/2s, 2047			4,422,000	3,123,406

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			3,642,000	3,626,692
Ser. 07-IQ14, Class A2, 5.61s, 2049			477,215	477,748
Ser. 07-HQ11, Class D, 5.587s, 2044			3,784,000	3,434,666
Ser. 07-HQ11, Class AJ, 5.508s, 2044			2,778,000	2,774,861

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class C, 6.461s, 2043			3,069,000	3,191,146
FRB Ser. 08-T29, Class D, 6.461s, 2043			4,865,000	4,984,679
FRB Ser. 08-T29, Class F, 6.461s, 2043			3,094,000	3,032,739
FRB Ser. 11-C3, Class E, 5.351s, 2049			308,000	307,873

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,140,383	1,142,664

Selkirk, Ltd. 144A Ser. 1, Class A, 1.329s, 2041 (Cayman Islands)			761,852	734,235

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			1,789,433	447,358

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.809s, 2045			83,016,428	7,136,748

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.197s, 2045			4,064,000	4,055,872
FRB Ser. 06-C29, IO, 0.527s, 2048			169,269,343	348,695
FRB Ser. 07-C34, IO, 0.457s, 2046			14,318,712	103,095

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.476s, 2044			4,945,000	4,945,000
FRB Ser. 06-C26, Class XC, IO, 0.174s, 2045			8,711,849	1,220
FRB Ser. 05-C18, Class XC, IO, 0.014s, 2042			1,139,152	114

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1 5/8s, 2050			31,686,810	2,346,091

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045			1,806,000	1,602,644
Ser. 14-LC18, Class D, 3.957s, 2047			8,305,590	6,063,959

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56s, 2048			2,875,000	2,945,179
FRB Ser. 13-C14, Class XA, IO, 1.024s, 2046			86,285,997	3,827,647

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.729s, 2044			476,438	500,875
Ser. 11-C4, Class E, 5.265s, 2044			1,545,768	1,566,018
FRB Ser. 14-C19, Class E, 5.136s, 2047			3,600,000	2,923,151
Ser. 11-C4, Class F, 5s, 2044			3,615,000	3,580,296
Ser. 11-C3, Class E, 5s, 2044			1,601,000	1,479,625
FRB Ser. 12-C7, Class D, 4.993s, 2045			6,107,000	6,119,764
FRB Ser. 13-UBS1, Class E, 4.784s, 2046			2,810,000	2,378,225
FRB Ser. 12-C10, Class E, 4.603s, 2045			3,645,000	2,747,419
FRB Ser. 13-C11, Class D, 4.319s, 2045			2,967,000	2,622,086
Ser. 14-C19, Class D, 4.234s, 2047			3,331,000	2,606,036
Ser. 14-C20, Class D, 3.986s, 2047			6,328,000	4,584,066
Ser. 13-C12, Class E, 3 1/2s, 2048			3,607,000	2,866,483
Ser. 13-C14, Class E, 3 1/4s, 2046			3,222,000	2,412,891
FRB Ser. 12-C9, Class XA, IO, 2.324s, 2045			89,716,651	8,191,130
FRB Ser. 11-C5, Class XA, IO, 2.106s, 2044			36,926,388	2,664,608
FRB Ser. 12-C10, Class XA, IO, 1.892s, 2045			73,956,801	6,055,583
FRB Ser. 13-C11, Class XA, IO, 1.608s, 2045			33,420,485	1,977,122
FRB Ser. 13-C12, Class XA, IO, 1.578s, 2048			23,421,023	1,559,271

				450,434,779
Residential mortgage-backed securities (non-agency) (7.7%)

BCAP, LLC Trust 144A
FRB Ser. 15-RR5, Class 2A2, 1.326s, 2046			8,733,000	7,719,972
FRB Ser. 15-RR6, Class 3A2, 1.196s, 2046			6,959,000	5,730,737

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-SD2, Class M2, 1.227s, 2036(F)			7,555,000	5,817,350

Countrywide Asset-Backed Certificates Trust Ser. 04-9, Class MF1, 5 1/8s, 2034			3,614,905	3,440,551

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class M3, 5.127s, 2028			22,578,000	21,110,430

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
FRB Ser. 16-DNA1, Class M3, 5.975s, 2028			18,525,000	18,323,078
FRB Ser. 15-HQA2, Class M3, 5.227s, 2028			6,440,000	6,163,080
FRB Ser. 15-DNA3, Class M3, 5.127s, 2028			10,710,000	9,988,195

First NLC Trust FRB Ser. 05-2, Class M2, 0.947s, 2035			2,975,000	2,305,677

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			134,710	13

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class 1A1B, 0.787s, 2035(F)			13,600,655	11,016,531

GSAA Trust
FRB Ser. 05-6, Class M2, 0.907s, 2035			6,365,000	4,597,165
FRB Ser. 05-6, Class M1, 0.857s, 2035			6,436,000	5,206,080

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-5AR, Class 1M4, 1.057s, 2035			4,121,000	3,165,159

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047(F)			4,746,000	3,595,095

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			1,941,798	1,936,944

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
FRB Ser. 05-2, Class M5, 1.077s, 2035(F)			6,005,000	4,894,075
FRB Ser. 05-3, Class M3, 0.927s, 2035			7,615,000	5,558,950

Soundview Home Loan Trust FRB Ser. 05-CTX1, Class M4, 1.047s, 2035(F)			4,375,000	3,412,500

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.407s, 2034			9,049,121	8,449,164
FRB Ser. 05-AR11, Class A1C3, 0.937s, 2045(F)			3,581,125	3,026,051
FRB Ser. 05-AR19, Class A1C3, 0.927s, 2045			9,416,023	7,956,539
FRB Ser. 05-AR13, Class A1C4, 0.857s, 2045			15,276,493	12,679,490
FRB Ser. 05-AR17, Class A1B2, 0.837s, 2045			5,190,205	4,255,968
FRB Ser. 05-AR19, Class A1B2, 0.837s, 2045(F)			5,557,676	4,751,813
FRB Ser. 05-AR2, Class 2A1B, 0.797s, 2045			1,892,609	1,683,854
FRB Ser. 05-AR17, Class A1B3, 0.777s, 2045			1,544,251	1,281,728
FRB Ser. 05-AR6, Class 2A1C, 0.767s, 2045			7,115,890	6,066,296

				174,132,485

Total mortgage-backed securities (cost $1,031,154,154)				$984,771,452

CORPORATE BONDS AND NOTES (25.9%)(a)
			Principal amount	Value

Basic materials (1.7%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			$3,130,000	$2,840,534

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			910,000	814,868

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			835,000	885,100

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			950,000	800,383

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			1,170,000	1,001,474

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			112,000	125,839

Corp Nacional del Cobre de Chile (CODELCO) 144A sr. unsec. unsub. notes 3 7/8s, 2021 (Chile)			2,775,000	2,714,938

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			355,000	341,039

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			1,593,000	1,512,643

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			300,000	329,191

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			470,000	613,222

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6s, 2041 (Canada)			590,000	385,713

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			4,284,000	2,908,836

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			2,856,000	1,864,117

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			7,770,000	5,555,550

International Paper Co. sr. unsec. notes 8.7s, 2038			510,000	662,159

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			3,130,000	2,455,964

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			110,000	100,906

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			45,000	44,166

Mosaic Co. (The) sr. unsec. unsub. notes 3 3/4s, 2021			640,000	643,133

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			376,000	352,500

Packaging Corp. of America sr. unsec. notes 3.9s, 2022			945,000	980,776

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			215,000	224,277

Southern Copper Corp. sr. unsec. unsub. notes 5 3/8s, 2020 (Peru)			200,000	203,500

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			135,000	154,916

Westrock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030			5,975,000	7,572,357

Westrock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031			637,000	812,083

Westrock (RKT) Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			393,000	414,432

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			1,385,000	1,641,027

				38,955,643
Capital goods (0.7%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			450,000	445,500

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			3,225,000	3,370,125

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			1,393,000	1,879,496

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			1,433,000	1,462,756

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			1,432,000	1,470,320

Northrop Grumman Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2026			1,355,000	1,823,708

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			435,000	561,185

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2041			595,000	682,886

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019			660,000	729,127

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 3.8s, 2018			720,000	750,486

United Technologies Corp. sr. unsec. unsub. notes 5.7s, 2040			100,000	118,643

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			1,770,000	1,705,838

				15,000,070
Communication services (3.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			880,000	957,313

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			670,000	674,133

American Tower Corp. sr. unsec. notes 4s, 2025(R)			7,570,000	7,489,705

American Tower Corp. sr. unsec. notes 3.4s, 2019(R)			135,000	138,317

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			2,588,000	2,294,738

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			2,572,000	2,464,045

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			1,415,000	1,422,222

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			3,617,000	3,641,371

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			1,813,000	1,814,797

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			3,645,000	5,112,317

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			700,000	871,973

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			1,325,000	1,645,700

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			1,337,000	1,398,836

Crown Castle International Corp. sr. unsec. unsub. bonds 4.45s, 2026(R)			945,000	950,829

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			1,915,000	2,083,635

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.4s, 2040			845,000	1,035,009

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)			880,000	974,946

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			425,000	404,069

Rogers Communications, Inc. company guaranty unsec. notes 6.8s, 2018 (Canada)			610,000	679,987

SBA Tower Trust 144A sr. notes 5.101s, 2017			2,425,000	2,463,329

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			920,000	895,988

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			2,435,000	3,372,144

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			4,250,000	4,143,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			692,000	730,845

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 5.462s, 2021 (Spain)			1,845,000	2,052,919

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			920,000	1,039,543

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)			127,000	3,374,390

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			4,675,000	4,558,106

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			3,906,000	3,422,117

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			5,588,000	5,089,869

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			640,000	794,440

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			795,000	980,353

				68,971,735
Conglomerates (0.4%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity			9,533,000	9,818,990

				9,818,990
Consumer cyclicals (4.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			1,065,000	1,369,032

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			870,000	1,092,922

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			4,690,000	6,222,458

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			4,348,000	4,746,699

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			2,305,000	1,981,002

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			3,817,000	4,792,163

CBS Corp. company guaranty sr. unsec. unsub. notes 4.6s, 2045			1,940,000	1,662,427

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			1,820,000	1,773,554

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			950,000	1,038,093

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			4,100,000	4,048,332

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			3,790,000	5,309,582

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			3,453,000	4,198,482

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			350,000	436,672

General Motors Co. sr. unsec. notes 6 1/4s, 2043			1,860,000	1,868,543

General Motors Co. sr. unsec. notes 5.2s, 2045			105,000	93,295

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			661,000	663,448

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			1,048,000	996,844

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			1,640,000	1,532,742

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			4,395,000	4,221,002

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			130,000	130,634

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			510,000	524,871

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			2,120,000	1,789,520

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			675,000	894,912

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			266,000	301,549

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			2,124,000	2,295,383

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			660,000	631,193

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			1,280,000	1,238,400

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			913,000	1,016,854

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			820,000	879,450

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			4,009,000	4,373,867

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			405,000	446,052

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			240,000	206,490

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			1,397,000	1,549,808

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			3,420,000	3,540,784

Nordstrom, Inc. sr. unsec. notes 5s, 2044			1,314,000	1,295,965

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			3,465,000	4,144,213

NVR, Inc. sr. unsec. notes 3.95s, 2022			740,000	753,162

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			640,000	661,581

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			3,833,000	4,467,538

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			3,330,000	3,300,000

QVC, Inc. company guaranty sr. notes 4.85s, 2024			1,105,000	1,069,770

QVC, Inc. company guaranty sr. sub. notes 4.45s, 2025			944,000	887,646

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			639,000	642,195

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			2,140,000	2,032,334

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			1,850,000	2,257,059

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			911,000	904,168

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			520,000	542,050

				90,824,740
Consumer staples (2.6%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			384,000	469,961

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024			694,000	734,342

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			867,000	897,843

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			868,000	879,707

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			5,598,000	8,065,106

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			1,430,000	1,539,312

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			715,000	916,372

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			3,036,000	3,441,309

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 7/8s, 2019			366,000	376,980

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			453,000	446,205

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			285,000	283,575

CVS Health Corp. sr. unsec. unsub. notes 5 1/8s, 2045			4,375,000	4,700,837

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022			4,394,000	4,797,927

CVS Pass-Through Trust sr. notes 6.036s, 2028			69,735	77,592

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			2,002,811	2,408,100

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022			675,000	868,948

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			2,615,000	2,432,635

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			3,456,000	4,248,634

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			2,509,000	2,698,442

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			960,000	969,182

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3 7/8s, 2024 (Mexico)			715,000	694,746

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2044 (Mexico)			400,000	344,928

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039			1,815,000	2,191,442

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			3,905,000	4,623,524

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038			1,703,000	2,142,987

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037			530,000	620,926

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039			775,000	870,476

McDonald's Corp. sr. unsec. unsub. notes Ser. MTN, 6.3s, 2038			680,000	796,803

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95s, 2042			630,000	642,114

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			461,000	467,550

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			654,000	683,242

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			3,665,000	3,658,267

				58,990,014
Energy (1.1%)

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4s, 2021 (United Kingdom)			200,000	205,559

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			620,000	661,972

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			2,820,000	2,788,963

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			363,000	73,508

California Resources Corp. 144A company guaranty notes 8s, 2022			973,000	386,768

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			2,375,000	1,906,158

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			1,930,000	1,492,936

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			474,000	226,335

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			885,000	865,035

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,040,000	928,200

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			525,000	481,877

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			895,000	937,817

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			1,095,000	448,950

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.85s, 2115 (Brazil)			3,040,000	1,915,200

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)			2,500,000	1,571,125

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)			820,000	540,126

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			2,535,000	2,182,293

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2040			2,160,000	1,360,063

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			240,000	248,591

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.2s, 2018			130,000	137,317

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8s, 2019			650,000	736,156

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			1,900,000	1,941,331

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			2,565,000	1,681,183

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8 3/4s, 2032			383,000	269,377

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044			901,000	592,408

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			919,000	682,358

				25,261,606
Financials (9.0%)

Aflac, Inc. sr. unsec. notes 6.45s, 2040			675,000	821,702

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			1,725,000	2,231,841

Air Lease Corp. sr. unsec. notes 4 3/4s, 2020			1,000,000	1,040,000

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			1,900,000	1,876,284

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			3,485,000	3,476,288

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			2,574,000	3,349,418

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			3,255,000	3,023,683

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. notes 4.6s, 2024(R)			2,925,000	2,753,156

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			1,485,000	1,778,469

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			1,630,000	1,664,638

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			5,000,000	5,225,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			1,000,000	995,273

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,965,000	1,689,900

Bank of America, NA unsec. sub. notes Ser. BKNT, 5.3s, 2017			905,000	938,023

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)			10,338,000	13,700,269

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			763,000	742,018

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017			1,020,000	1,094,176

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			1,685,000	1,853,107

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			2,065,000	2,017,714

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			265,000	275,668

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			460,000	460,630

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			5,245,000	5,487,576

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023			1,260,000	1,230,943

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025			1,916,000	1,919,244

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			1,288,000	1,330,571

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			3,092,000	3,138,847

Citigroup, Inc. unsec. sub. FRN 0.747s, 2016			1,961,000	1,957,786

CNA Financial Corp. sr. unsec. notes 3.95s, 2024			650,000	657,787

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			1,755,000	1,772,550

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			1,865,000	2,094,992

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			510,000	562,059

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)			1,255,000	1,528,214

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)			2,600,000	2,522,837

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			539,000	526,873

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			856,000	1,036,922

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			6,859,000	6,083,810

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			945,000	989,890

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			1,150,000	1,188,642

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			1,031,000	1,014,246

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			626,000	561,444

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			296,000	303,852

GE Capital Trust I company guaranty unsec. sub. FRB 6 3/8s, 2067			2,781,000	2,991,313

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			86,000	112,807

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			940,000	1,070,718

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037			950,000	1,097,127

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			3,548,000	4,500,457

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			3,000,000	2,970,504

Highwood Realty LP sr. unsec. unsub. notes 5.85s, 2017(R)			835,000	870,512

Hospitality Properties Trust sr. unsec. unsub. notes 4.65s, 2024(R)			246,000	243,170

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			875,000	845,536

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			2,000,000	2,566,100

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)			4,560,000	6,783,000

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021			1,240,000	1,398,637

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,705,000	2,910,315

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			895,000	935,275

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s, 2026 (Italy)			3,220,000	3,163,695

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT, 6s, 2017			404,000	430,228

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT, 6s, 2017			1,311,000	1,395,301

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,655,000	3,087,967

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			130,000	148,200

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)			225,000	216,559

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			990,000	1,024,650

Lloyds Banking Group PLC unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			2,145,000	2,199,852

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			5,429,000	5,520,940

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8 7/8s, 2039			2,599,000	3,843,448

Metropolitan Life Global Funding I 144A sr. notes 3s, 2023			715,000	715,109

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.8s, 2025			4,291,000	5,665,776

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			150,000	156,184

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			1,090,000	1,128,150

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			1,601,000	1,669,043

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			2,500,000	2,143,750

Nordea Bank AB 144A unsec. sub. notes 4 7/8s, 2021 (Sweden)			5,160,000	5,582,067

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033			1,010,000	1,123,164

Pacific LifeCorp 144A sr. unsec. notes 6s, 2020			1,575,000	1,772,059

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			2,910,000	2,919,853

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			357,000	386,966

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			1,135,000	1,373,937

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			455,000	478,817

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)			2,030,000	2,033,278

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			1,465,000	1,470,714

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)			2,640,000	2,811,600

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			2,600,000	2,465,593

Santander Issuances SAU 144A company guaranty unsec. sub. notes 5.911s, 2016 (Spain)			2,600,000	2,630,589

Santander UK Group Holdings PLC 144A unsec. sub. notes 4 3/4s, 2025 (United Kingdom)			660,000	653,465

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			2,790,000	2,921,373

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			1,125,000	1,135,920

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			1,125,000	1,125,359

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership company guaranty sr. unsec. unsub. notes 5s, 2018(R)			1,185,000	1,250,834

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual maturity (France)			230,000	221,375

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			920,000	1,154,821

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			3,119,000	3,313,127

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			2,380,000	2,488,761

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4 3/8s, 2054			311,000	323,052

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			889,000	1,109,830

TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4 1/8s, 2024			3,000,000	3,058,449

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			3,965,000	4,143,425

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			975,000	1,308,120

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.6s, 2038			250,000	329,434

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			750,000	837,113

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			2,990,000	2,991,935

				202,135,695
Health care (0.7%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			1,058,000	1,058,648

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			1,410,000	1,409,918

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			1,205,000	1,222,775

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037			1,660,000	2,063,538

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			665,000	622,483

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2019			356,000	385,370

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			839,000	901,925

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			2,300,000	2,328,750

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			2,820,000	2,696,625

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			2,201,000	2,234,081

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			244,000	262,764

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			975,000	1,009,280

				16,196,157
Technology (0.4%)

Apple, Inc. sr. unsec. notes 3.45s, 2024			2,578,000	2,671,870

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			889,000	866,713

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			1,232,000	1,105,945

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			1,075,000	1,112,084

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			425,000	462,188

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			820,000	811,800

Xerox Corp. sr. unsec. unsub. notes 2.8s, 2020			3,025,000	2,905,458

				9,936,058
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			1,520,000	1,660,918

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			180,501	184,436

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			139,515	142,131

Norfolk Southern Corp. sr. unsec. unsub. bonds 6s, 2111			1,115,000	1,184,593

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			176,832	196,284

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			460,000	465,750

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			358,999	380,539

				4,214,651
Utilities and power (1.9%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			382,000	389,640

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.8s, 2035			580,000	660,010

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			390,000	415,174

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			38,000	40,280

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			2,280,000	2,746,727

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			480,000	577,178

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			710,000	701,140

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			725,000	740,423

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			1,940,000	2,040,492

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)			845,000	867,416

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8 3/8s, 2032			830,000	799,191

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			1,130,000	1,017,000

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			2,895,000	2,576,550

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			970,000	1,216,834

Enel Finance International SA 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2019 (Netherlands)			695,000	759,565

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			2,265,000	1,746,297

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			780,000	698,653

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			1,220,000	998,773

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			2,710,000	2,831,920

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6 3/4s, 2036 (Spain)			510,000	633,619

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			330,000	357,153

Kansas Gas and Electric Co. sr. bonds 5.647s, 2021			397,017	399,002

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			1,274,000	956,326

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021			1,455,000	1,286,937

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019			750,000	694,231

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037			410,000	505,229

MidAmerican Energy Holdings Co. sr. unsec. unsub. bonds 6 1/8s, 2036			1,000,000	1,175,949

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			360,000	458,888

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			1,455,000	1,549,131

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			295,000	370,043

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.8s, 2037			785,000	944,005

PacifiCorp sr. mtge. bonds 6 1/4s, 2037			460,000	581,325

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			885,000	906,189

PPL WEM, Ltd. 144A sr. unsec. unsub. notes 5 3/8s, 2021 (United Kingdom)			3,220,000	3,554,938

Puget Energy, Inc. sr. sub. notes 3.65s, 2025			2,105,000	2,096,172

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019			2,840,000	3,418,866

				41,711,266

Total corporate bonds and notes (cost $592,277,978)				$582,016,625

ASSET-BACKED SECURITIES (5.0%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-4, Class A, 1.402s, 2017			$30,622,000	$30,622,000
FRB Ser. 15-2, Class A, 1.235s, 2017			22,782,000	22,782,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			59,213,000	59,213,000

Total asset-backed securities (cost $112,617,000)				$112,617,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875		$437,793,000	$4,027,694

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625		437,793,000	1,834,353

Citibank, N.A.

1.775/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.775		437,793,000	2,153,942

(2.041)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.041		437,793,000	442,171

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		399,407,800	3,994

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		53,013,100	1,723,032

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		53,013,100	812,744

Goldman Sachs International

1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149		598,566,400	3,286,130

1.725/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.725		437,793,000	2,994,504

1.7785/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.7785		437,793,000	2,215,233

(2.095)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/2.095		437,793,000	1,462,229

(2.0435)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.0435		437,793,000	429,037

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		399,407,800	3,994

Total purchased swap options outstanding (cost $27,751,281)				$21,389,057

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/$101.27		$161,000,000	$1,088,682

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/101.02		161,000,000	886,305

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.25		215,000,000	711,005

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.05		215,000,000	618,985

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/99.63		215,000,000	149,640

Total purchased options outstanding (cost $8,897,656)				$3,454,617

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$770,000	$1,090,420

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			675,000	959,081

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			845,000	989,588

Total municipal bonds and notes (cost $2,294,904)				$3,039,089

SHORT-TERM INVESTMENTS (9.6%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.40%, February 3, 2016			$12,300,000	$12,299,828

Putnam Short Term Investment Fund 0.39%(AFF)		Shares	111,870,853	111,870,853

U.S. Treasury Bills 0.04%, April 28, 2016(SEG)(SEGSF)(SEGCCS)			$15,725,000	15,713,049

U.S. Treasury Bills 0.11%, April 21, 2016(SEG)(SEGSF)(SEGCCS)			11,073,000	11,065,780

U.S. Treasury Bills 0.02%, February 18, 2016(SEG)(SEGSF)(SEGCCS)			18,116,000	18,114,207

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)(SEGSF)(SEGCCS)			30,752,000	30,750,216

U.S. Treasury Bills 0.03%, February 4, 2016(SEG)(SEGSF)			15,823,000	15,822,763

Total short-term investments (cost $215,653,832)				$215,636,696

TOTAL INVESTMENTS

Total investments (cost $4,287,586,329)(b)				$4,243,395,439

FUTURES CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	846	$136,232,438	Mar-16	$6,166,123
U.S. Treasury Bond 30 yr (Short)	3	483,094	Mar-16	(22,675)
U.S. Treasury Bond Ultra 30 yr (Long)	806	133,947,125	Mar-16	6,791,568
U.S. Treasury Note 2 yr (Long)	108	23,611,500	Mar-16	131,410
U.S. Treasury Note 5 yr (Long)	519	62,628,703	Mar-16	1,087,584
U.S. Treasury Note 10 yr (Long)	7	907,047	Mar-16	21,814
U.S. Treasury Note Ultra 10yr (Long)	50	6,979,688	Mar-16	87,963
U.S. Treasury Note 10 yr (Short)	278	36,022,719	Mar-16	(859,485)

Total				$13,404,302

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/16 (premiums $31,481,034) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC

1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	$218,896,500	$2,129,863
(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	218,896,500	4,117,443
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	399,407,800	1,598
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	399,407,800	3,595
1.908/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908	218,896,500	755,193
(1.908)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908	218,896,500	2,578,601
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	53,013,100	3,334,524
Goldman Sachs International

2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	798,815,600	7,988
1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399	598,566,400	41,900
1.911/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911	218,896,500	735,492
1.91/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91	218,896,500	1,812,463
(1.911)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911	218,896,500	2,622,380
(1.91)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91	218,896,500	3,283,447
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	21,202,000	2,494,394

Total			$23,918,881

WRITTEN OPTIONS OUTSTANDING at 1/31/16 (premiums $8,897,656) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/$100.54	$161,000,000	$583,625
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/100.29	161,000,000	483,966
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.50	215,000,000	375,175
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.81	161,000,000	332,143
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.30	215,000,000	319,920
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/99.56	161,000,000	269,997
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/98.75	215,000,000	204,465
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-16/98.55	215,000,000	171,570
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.84	215,000,000	64,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	215,000,000	27,520

Total			$2,832,881

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$47,855,825	$(1,172,611)	$559,435
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	47,855,825	(1,215,969)	327,812
1.1925/3 month USD-LIBOR-BBA/Mar-21 (Purchased)	Mar-16/1.1925	884,865,200	(2,566,109)	133,438
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	101,059,300	(668,204)	(131,781)
(1.5075)/3 month USD-LIBOR-BBA/Mar-21 (Purchased)	Mar-16/1.5075	884,865,200	(2,566,109)	(199,891)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	202,118,600	(1,419,883)	(346,633)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	47,855,825	(1,273,348)	(1,006,169)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	47,855,825	(1,339,963)	(1,111,452)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	209,608,500	1,388,656	1,297,477
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	209,608,500	1,339,963	1,231,450
1.35/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-16/1.35	442,432,600	2,566,109	154,099
(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00	1,000,000	222,000	13,777
(1.35)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-16/1.35	442,432,600	2,566,109	(218,960)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	202,118,600	618,887	(246,585)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	404,237,200	1,293,559	(444,661)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	209,608,500	1,206,780	(985,160)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	209,608,500	1,194,768	(1,284,900)

Total			$174,635	$(2,258,704)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/16 (proceeds receivable $1,081,862,539) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4s, February 1, 2046	$5,000,000	2/11/16	$5,337,110
Federal National Mortgage Association, 4 1/2s, February 1, 2046	2,000,000	2/11/16	2,174,062
Federal National Mortgage Association, 4s, February 1, 2046	27,000,000	2/11/16	28,841,484
Federal National Mortgage Association, 3 1/2s, March 1, 2046	4,000,000	3/14/16	4,177,500
Federal National Mortgage Association, 3 1/2s, February 1, 2046	255,000,000	2/11/16	267,057,725
Federal National Mortgage Association, 3s, February 1, 2046	759,000,000	2/11/16	774,595,097
Government National Mortgage Association, 3 1/2s, February 1, 2046	3,000,000	2/22/16	3,164,063

Total			$1,085,347,041

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$103,445,000		$(538,659)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$3,704,526
	103,445,000		1,416,452	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(5,170,452)
	103,445,000		(911,061)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	4,503,467
	420,458,400		(2,465,232)	10/9/25	3 month USD-LIBOR-BBA	2.155%	14,481,182
	210,229,200		2,456,907	10/9/25	2.3225%	3 month USD-LIBOR-BBA	(9,340,258)
	209,489,200		(1,389,374)	10/28/25	3 month USD-LIBOR-BBA	2.055%	4,861,729
	104,744,600		1,334,739	10/28/25	2.235%	3 month USD-LIBOR-BBA	(3,568,852)
	418,978,400		(3,022,175)	10/28/25	3 month USD-LIBOR-BBA	2.0775%	10,367,480
	209,489,200		2,909,135	10/28/25	2.2625%	3 month USD-LIBOR-BBA	(7,440,843)
	209,489,200		(1,364,445)	10/29/25	3 month USD-LIBOR-BBA	2.12%	6,186,859
	104,744,600		1,360,297	10/29/25	2.31%	3 month USD-LIBOR-BBA	(4,292,960)
	314,233,800		(1,983,821)	10/27/25	3 month USD-LIBOR-BBA	2.07125%	7,890,025
	157,116,900		1,977,599	10/27/25	2.25%	3 month USD-LIBOR-BBA	(5,607,802)
	157,116,900		1,301,996	9/29/25	2.235%	3 month USD-LIBOR-BBA	(6,300,038)
	63,940,000		(844)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(2,654,172)
	32,024,000		(423)	9/30/25	2.07%	3 month USD-LIBOR-BBA	(1,049,358)
	187,680,000		(2,477)	10/1/25	2.02%	3 month USD-LIBOR-BBA	(5,258,865)
	126,399,000		(1,668)	10/6/25	1.945%	3 month USD-LIBOR-BBA	(2,608,194)
	126,399,000		(1,668)	10/6/25	1.939%	3 month USD-LIBOR-BBA	(2,536,252)
	172,228,000		(2,273)	10/7/25	3 month USD-LIBOR-BBA	2.00608%	4,529,742
	94,598,900		(1,249)	10/28/25	2.013%	3 month USD-LIBOR-BBA	(2,449,585)
	31,423,400		(415)	10/28/25	2.044%	3 month USD-LIBOR-BBA	(906,491)
	213,518,900		1,705,333	12/2/25	2.119%	3 month USD-LIBOR-BBA	(5,348,815)
	83,277,300		(1,099)	12/7/25	2.1765%	3 month USD-LIBOR-BBA	(3,173,268)
	1,988,000	(E)	6,691	3/16/21	3 month USD-LIBOR-BBA	1.70%	43,410
	1,457,792,000	(E)	(1,119,327)	3/16/21	1.70%	3 month USD-LIBOR-BBA	(28,044,745)
	50,359,000	(E)	(47,490)	3/16/26	3 month USD-LIBOR-BBA	2.20%	1,695,435
	154,000	(E)	141	3/16/26	2.20%	3 month USD-LIBOR-BBA	(5,189)
	166,554,500		1,246,960	12/7/25	3 month USD-LIBOR-BBA	2.14%	7,017,555
	222,072,500		1,740,338	12/9/25	3 month USD-LIBOR-BBA	2.245%	(8,112,415)
	38,283,000		(505)	11/12/25	3 month USD-LIBOR-BBA	2.2195%	1,672,819
	63,065,900		(832)	11/24/25	2.09%	3 month USD-LIBOR-BBA	(1,944,357)
	74,731,600		(986)	12/1/25	3 month USD-LIBOR-BBA	2.115%	2,444,355
	83,277,300		(1,099)	12/7/25	2.169%	3 month USD-LIBOR-BBA	(3,114,037)
	57,308,000		(756)	12/9/25	3 month USD-LIBOR-BBA	2.14%	1,975,545
	57,308,000		(756)	12/9/25	3 month USD-LIBOR-BBA	2.11%	1,813,745
	50,101,000	(E)	100,787	3/16/46	2.65%	3 month USD-LIBOR-BBA	(3,968,415)
	1,630,240,000	(E)	1,723,150	3/16/18	1.20%	3 month USD-LIBOR-BBA	(8,726,688)
	5,065,000		(19)	1/20/18	3 month USD-LIBOR-BBA	0.984%	14,944
	61,068,000		(574)	1/19/21	1.4525%	3 month USD-LIBOR-BBA	(514,792)
	42,043,960		(555)	12/23/25	3 month USD-LIBOR-BBA	2.1275%	1,356,065
	128,111,300		(1,691)	12/30/25	3 month USD-LIBOR-BBA	2.195%	4,903,344
	122,543,000		(460)	1/4/18	3 month USD-LIBOR-BBA	1.1875%	888,525
	50,196,000		(472)	1/4/21	1.7735%	3 month USD-LIBOR-BBA	(1,241,014)
	162,228,400		(608)	1/4/18	3 month USD-LIBOR-BBA	1.18997%	1,183,062
	122,543,000		(460)	1/4/18	3 month USD-LIBOR-BBA	1.1845%	880,897
	50,196,000		(472)	1/4/21	1.776%	3 month USD-LIBOR-BBA	(1,247,132)
	50,196,000		(472)	1/4/21	1.779%	3 month USD-LIBOR-BBA	(1,254,774)
	284,771,400		(1,068)	1/4/18	3 month USD-LIBOR-BBA	1.1895%	2,073,768
	122,543,000		(460)	1/4/18	3 month USD-LIBOR-BBA	1.1825%	875,811
	50,196,000		(472)	1/4/21	1.76%	3 month USD-LIBOR-BBA	(1,207,879)
	23,778,000		(314)	1/4/26	3 month USD-LIBOR-BBA	2.223%	963,910
	23,155,000		(306)	1/19/26	1.938%	3 month USD-LIBOR-BBA	(300,215)
	17,733,000		(603)	1/19/46	2.385%	3 month USD-LIBOR-BBA	(416,464)
	184,531,400		(2,436)	1/26/26	3 month USD-LIBOR-BBA	1.92%	2,013,290
	173,523,700		(1,249)	1/25/26	3 month USD-LIBOR-BBA	1.9175%	1,860,538
	201,307,000		(2,658)	1/26/26	3 month USD-LIBOR-BBA	1.93%	2,385,824

	Total		$6,406,542	$(35,216,469)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,197,463	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(18,113)
2,111,869	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(30,069)
Barclays Bank PLC
3,930,905	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	22,598
3,132,208	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	20,826
1,999,257	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,555)
942,398	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,255)
695,378	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,205
1,420,207	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(9,561)
5,784,920	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	43,298
284,123	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,352)
547,587	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(3,234)
3,062,458	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(46,322)
3,499,730	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	23,269
4,770,184	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(22,768)
2,517,239	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(11,977)
752,378	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,458
3,877,226	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	44,980
4,415,522	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(60,368)
442,264	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,047)
16,271,497	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(55,659)
9,901,947	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	46,741
73,065,690	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	356,274
77,381,084	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(304,575)
Citibank, N.A.
5,977,583	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	29,147
8,039,485	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	39,201
Credit Suisse International
14,132,079	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	98,352
2,272,611	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	34,247
1,273,048	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(17,405)
3,809,212	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	56,305
3,640,944	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	45,768
7,618,552	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(100,518)
3,877,226	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(56,038)
4,586,471	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(69,374)
7,105,574	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(107,478)
3,487,177	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(50,401)
2,541,134	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(36,728)
4,146,728	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(78,712)
12,986,572	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(261,368)
4,547,866	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(91,531)
4,451,098	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(84,489)
Goldman Sachs International
3,609,743	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(17,175)
2,784,639	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13,249)
8,865,862	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(59,687)
3,497,684	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(16,642)
4,960,932	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(75,820)
4,960,932	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(75,820)
1,531,041	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(21,799)
5,166,853	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,337)
1,941,044	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,640)
3,930,905	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(22,598)
319,502	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,833)
1,782,598	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(27,796)
114,661	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(772)
3,526,279	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(23,740)
7,078,043	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,859)
262,453	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,033)
699,796	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,754)
1,202,796	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,723)
3,955,990	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(18,822)
4,086,468	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(62,455)
6,365,644	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(42,855)
5,292,873	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(80,893)
7,506,295	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(113,539)
7,103,541	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	89,294
7,045,696	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(101,833)
4,513,654	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(90,842)
4,597,479	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	62,855
JPMorgan Chase Bank N.A.
1,196,456	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,097)
7,506,630	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(113,544)
7,103,848	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	89,301

Total	$—	$(1,519,935)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$13,534	$198,000	5/11/63	300 bp	$(4,171)
	CMBX NA BBB- Index	BBB-/P	26,395	438,000	5/11/63	300 bp	(12,769)
	CMBX NA BBB- Index	BBB-/P	54,079	876,000	5/11/63	300 bp	(24,250)
	CMBX NA BBB- Index	BBB-/P	51,528	904,000	5/11/63	300 bp	(29,305)
	Credit Suisse International
	CMBX NA BB Index	—	(237,205)	13,439,000	5/11/63	(500 bp)	1,487,392
	CMBX NA BB Index	—	(8,311)	856,000	1/17/47	(500 bp)	138,089
	CMBX NA BBB- Index	BBB-/P	26,062	2,379,000	5/11/63	300 bp	(186,661)
	CMBX NA BBB- Index	BBB-/P	35,002	2,418,000	5/11/63	300 bp	(181,207)
	CMBX NA BBB- Index	BBB-/P	176,254	13,420,000	5/11/63	300 bp	(1,023,718)
	CMBX NA BBB- Index	BBB-/P	5,830	223,000	1/17/47	300 bp	(23,142)
	CMBX NA BBB- Index	BBB-/P	21,596	505,000	1/17/47	300 bp	(44,011)
	CMBX NA BBB- Index	BBB-/P	23,504	584,000	1/17/47	300 bp	(52,367)
	CMBX NA BBB- Index	BBB-/P	16,948	588,000	1/17/47	300 bp	(59,443)
	CMBX NA BBB- Index	BBB-/P	25,228	598,000	1/17/47	300 bp	(52,462)
	CMBX NA BBB- Index	BBB-/P	51,135	871,000	1/17/47	300 bp	(62,022)
	CMBX NA BBB- Index	BBB-/P	41,505	993,000	1/17/47	300 bp	(87,502)
	CMBX NA BBB- Index	BBB-/P	103,809	1,513,000	1/17/47	300 bp	(92,755)
	CMBX NA BBB- Index	BBB-/P	50,845	1,764,000	1/17/47	300 bp	(178,328)
	CMBX NA BBB- Index	BBB-/P	110,113	2,629,000	1/17/47	300 bp	(231,438)
	CMBX NA BBB- Index	BBB-/P	240,413	7,009,000	1/17/47	300 bp	(670,173)
	CMBX NA BBB- Index	BBB-/P	1,150,889	10,424,000	1/17/47	300 bp	(203,362)
	CMBX NA BBB- Index	BBB-/P	840,002	23,601,000	1/17/47	300 bp	(2,226,161)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(1,086)	157,000	5/11/63	300 bp	(15,124)
	CMBX NA BBB- Index	BBB-/P	249	25,000	1/17/47	300 bp	(2,999)
	CMBX NA BBB- Index	BBB-/P	7,362	273,000	1/17/47	300 bp	(28,106)
	CMBX NA BBB- Index	BBB-/P	1,402	393,000	1/17/47	300 bp	(49,655)
	CMBX NA BBB- Index	BBB-/P	1,406	394,000	1/17/47	300 bp	(49,781)
	CMBX NA BBB- Index	BBB-/P	2,244	572,000	1/17/47	300 bp	(72,068)
	CMBX NA BBB- Index	BBB-/P	3,591	840,000	1/17/47	300 bp	(105,539)
	CMBX NA BBB- Index	BBB-/P	2,995	840,000	1/17/47	300 bp	(106,135)
	CMBX NA BBB- Index	BBB-/P	2,995	840,000	1/17/47	300 bp	(106,135)
	CMBX NA BB Index	—	(14,173)	1,657,000	5/11/63	(500 bp)	198,466
	CMBX NA BB Index	—	15,199	903,000	5/11/63	(500 bp)	131,079
	CMBX NA BB Index	—	(8,674)	818,000	5/11/63	(500 bp)	96,298
	CMBX NA BB Index	—	8,364	816,000	5/11/63	(500 bp)	113,080
	CMBX NA BB Index	—	777	640,000	5/11/63	(500 bp)	82,907
	CMBX NA BB Index	—	8,660	383,000	5/11/63	(500 bp)	57,810
	CMBX NA BB Index	—	(2,968)	309,000	5/11/63	(500 bp)	36,686
	CMBX NA BB Index	—	(8,855)	856,000	1/17/47	(500 bp)	137,545
	CMBX NA BB Index	—	(1,477)	741,000	1/17/47	(500 bp)	125,254
	CMBX NA BBB- Index	—	(92,630)	1,086,000	5/11/63	(300 bp)	4,657
	CMBX NA BBB- Index	BBB-/P	(3,666)	220,000	5/11/63	300 bp	(23,337)
	CMBX NA BBB- Index	BBB-/P	(2,287)	228,000	5/11/63	300 bp	(22,674)
	CMBX NA BBB- Index	BBB-/P	(979)	244,000	5/11/63	300 bp	(22,797)
	CMBX NA BBB- Index	BBB-/P	(4,374)	401,000	5/11/63	300 bp	(40,230)
	CMBX NA BBB- Index	BBB-/P	(4,755)	592,000	5/11/63	300 bp	(57,690)
	CMBX NA BBB- Index	BBB-/P	9,424	825,000	5/11/63	300 bp	(64,345)
	CMBX NA BBB- Index	BBB-/P	(8,404)	838,000	5/11/63	300 bp	(83,336)
	CMBX NA BBB- Index	BBB-/P	1,813	86,000	1/17/47	300 bp	(9,360)
	CMBX NA BBB- Index	BBB-/P	25,806	598,000	1/17/47	300 bp	(51,884)
	CMBX NA BBB- Index	BBB-/P	24,072	598,000	1/17/47	300 bp	(53,618)
	CMBX NA BBB- Index	BBB-/P	24,072	598,000	1/17/47	300 bp	(53,618)
	CMBX NA BBB- Index	BBB-/P	25,357	610,000	1/17/47	300 bp	(53,892)
	CMBX NA BBB- Index	BBB-/P	30,739	744,000	1/17/47	300 bp	(65,919)
	CMBX NA BBB- Index	BBB-/P	26,301	868,000	1/17/47	300 bp	(86,467)
	CMBX NA BBB- Index	BBB-/P	34,580	1,155,000	1/17/47	300 bp	(115,473)
	CMBX NA BBB- Index	BBB-/P	163,259	1,177,000	1/17/47	300 bp	10,347
	CMBX NA BBB- Index	BBB-/P	455,452	3,430,000	1/17/47	300 bp	8,980
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(6,328)	1,176,000	5/11/63	(300 bp)	98,826
	CMBX NA BBB- Index	—	(27,808)	1,159,000	5/11/63	(300 bp)	75,826
	CMBX NA BBB- Index	—	(14,919)	579,000	5/11/63	(300 bp)	36,853
	CMBX NA BBB- Index	BBB-/P	32,035	579,000	1/17/47	300 bp	(43,187)
	CMBX NA BBB- Index	BBB-/P	61,128	1,159,000	1/17/47	300 bp	(89,445)
	CMBX NA BBB- Index	BBB-/P	30,743	1,176,000	1/17/47	300 bp	(122,039)
	CMBX NA BBB- Index	BBB-/P	453,499	3,430,000	1/17/47	300 bp	7,025

	Total		$4,069,296	$(4,192,980)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2016. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 25 Index	BBB+/P	$(3,706)	$1,000,000	12/20/20	100 bp	$(3,353)

	Total		$(3,706)	$(3,353)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2016. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,247,197,359.
(b)	The aggregate identified cost on a tax basis is $4,302,540,532, resulting in gross unrealized appreciation and depreciation of $57,070,620 and $116,215,713, respectively, or net unrealized depreciation of $59,145,093.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$274,830,847	$115,139,447	$278,099,441	$111,378	$111,870,853
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,491,693,494 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,993,229 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $13,889,303 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$112,617,000
Corporate bonds and notes	—	577,873,200	4,143,425
Mortgage-backed securities	—	927,616,898	57,154,554
Municipal bonds and notes	—	3,039,089	—
Purchased options outstanding	—	3,454,617	—
Purchased swap options outstanding	—	21,389,057	—
U.S. government and agency mortgage obligations	—	2,320,028,718	—
U.S. treasury obligations	—	442,185	—
Short-term investments	111,870,853	103,765,843	—

Totals by level	$111,870,853	$3,957,609,607	$173,914,979

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$13,404,302	$—	$—
Written options outstanding	—	(2,832,881)	—
Written swap options outstanding	—	(23,918,881)	—
Forward premium swap option contracts	—	(2,258,704)	—
TBA sale commitments	—	(1,085,347,041)	—
Interest rate swap contracts	—	(41,623,011)	—
Total return swap contracts	—	(1,519,935)	—
Credit default contracts	—	(8,261,923)	—

Totals by level	$13,404,302	$(1,165,762,376)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3 †	Balance as of January 31, 2016

Asset-backed securities	$112,617,000	$—	$—	$—	$—	$—	$—	$—	$112,617,000
Corporate bonds and notes	$4,143,425	—	—	—	—	—	—	—	$4,143,425
Mortgage-backed securities	$41,467,539	(1,411,096)	—	(866,319)	11,570,721	—	6,393,709	—	$57,154,554

Totals	$158,227,964	$(1,411,096)	$—	$(866,319)	$11,570,721	$—	$6,393,709	$—	$173,914,979

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(866,319) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$3,211,469	$11,473,392
Interest rate contracts	147,038,455	180,943,891

Total	$150,249,924	$192,417,283

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$829,300,000
Purchased swap option contracts (contract amount)		$7,715,600,000
Written TBA commitment option contracts (contract amount)		$1,658,500,000
Written swap option contracts (contract amount)		$7,253,500,000
Futures contracts (number of contracts)		3,000
Centrally cleared interest rate swap contracts (notional)		$9,222,200,000
OTC total return swap contracts (notional)		$447,600,000
OTC credit default contracts (notional)		$117,600,000
Centrally cleared credit default contracts (notional)		$1,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$18,226,771	$—	$—	$—	$—	$—	$—	$18,226,771
	OTC Total return swap contracts*#	—	572,649	—	68,348	234,672	152,149	89,301	—	—	1,117,119
	OTC Credit default contracts*#	—	—	—	—	1,870,997	1,079,559	—	260,560	—	3,211,116
	Centrally cleared credit default contracts§	—	—	551	—	—	—	—	—	—	551
	Futures contracts§	—	—	—	—	—	—	—	—	1,644,289	1,644,289
	Forward premium swap option contracts#	—	—	—	—	—	—	3,717,488	—	—	3,717,488
	Purchased swap options#	—	5,862,047	—	2,600,107	2,535,776	10,391,127	—	—	—	21,389,057
	Purchased options#	—	—	—	—	—	—	3,454,617	—	—	3,454,617

	Total Assets	$—	$6,434,696	$18,227,322	$2,668,455	$4,641,445	$11,622,835	$7,261,406	$260,560	$1,644,289	$52,761,008

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	21,164,656	—	—	—	—	—	—	21,164,656
	OTC Total return swap contracts*#	48,182	566,673	—	—	954,042	936,516	131,641	—	—	2,637,054
	OTC Credit default contracts*#	216,031	—	—	—	8,293,887	2,138,423	—	825,051	—	11,473,392
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	—	—	—	5,976,192	—	—	5,976,192
	Written swap options#	—	6,247,306	—	3,338,987	3,334,524	8,503,670	2,494,394	—	—	23,918,881
	Written options#	—	—	—	—	—	—	2,832,881	—	—	2,832,881

	Total Liabilities	$264,213	$6,813,979	$21,164,656	$3,338,987	$12,582,453	$11,578,609	$11,435,108	$825,051	$—	$68,003,056

	Total Financial and Derivative Net Assets	$(264,213)	$(379,283)	$(2,937,334)	$(670,532)	$(7,941,008)	$44,226	$(4,173,702)	$(564,491)	$1,644,289	$(15,242,048)
	Total collateral received (pledged)##†	$(174,860)	$(379,283)	$—	$(670,532)	$(7,941,008)	$(250,975)	$(3,802,440)	$(119,988)	$—
	Net amount	$(89,353)	$—	$(2,937,334)	$—	$—	$295,201	$(371,262)	$(444,503)	$1,644,289

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016